DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Financial Expenses Net [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 26	$ 4
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 9	$ 11